FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Assets and Liabilities at Fair Value on a Recurring Basis
	December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$9,466	$-	$9,466

Total financial assets	$-	$9,466	$-	$9,466
Liabilities:
Warrants (1)	$-	$-	$7	$7

Total financial liabilities	$-	$-	$7	$7
	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$11,955	$-	$11,955

Total financial assets	$-	$11,955	$-	$11,955
Liabilities:
Warrants (1)	$-	$-	$86	$86

Total financial liabilities	$-	$-	$86	$86

(1)
As part of the Transactions, the Company assumed a derivative warrants liability related to previously issued private placement warrants in connection with Collective Growth’s initial public offering (see Note 12). The Company utilizes a Black-Scholes option pricing model to estimate the fair value of the private placement warrants which is considered a Level 3 fair value measurement. The warrants are measured at each reporting period, with changes in fair value recognized in financing income, net.

Summary of the Binomial (Lattice) Valuation Model Assumptions used to Record the Fair Value of the Warrants
	Year ended December 31,
	2025	2024	2023
Balance at the beginning of the year	$86	$240	$720
Change in fair value of warrants liability	(75)	(154)	(472)
Reclassification of warrants liability to equity	(4)	-	(8)
Balance at the end of the year	$7	$86	$240